Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.1%)
Alabama (2.6%)
	Birmingham AL GO, Prere.	5.000%	3/1/23	2,500	2,505
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,220
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,332
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	24,055
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	4,150	4,162
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,360	12,585
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,955	24,955
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	7,570	8,119
[1]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	27,080	27,354
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	16,025	16,052
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	17,455	17,197
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	15,590	15,616
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	28,555	30,506
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,774
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,774
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,510
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	12,430
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	622
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	597
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	677
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	631
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	8,221
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	3,066
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	4,006
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	36,729
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	25,924
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,752
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	2,000	2,100
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,444
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,878
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,384
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,388
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	12/1/31	21,885	21,814
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	11,130	11,139
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	3,470	3,778
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	14,815	15,525
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	1,923	1,754
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	654
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,099
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,116
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,104
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	1,932
					390,013
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,219
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	5,000	5,218
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	6,500	6,457
					16,894
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	3,017
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,349
					6,366
Arizona (1.3%)
[4]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	591
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,294
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	920
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	2,003
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,563
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,202
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,437
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	925	722
[4]	Arizona IDA Charter School Aid Revenue	5.375%	7/1/53	1,000	992
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,335
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	250	189
[4]	Arizona IDA Charter School Aid Revenue	5.500%	7/1/58	1,100	1,091
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	805
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,582
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	310	312
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	368
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	713
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	653
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	670
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	1,760	1,496
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	5,125	4,180
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,012
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,007
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	501
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,746
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,295	6,007
[5]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,258
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,481
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,146
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,604
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	6,500
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	14,479
[4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	3,282
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,193
	Chandler IDA Industrial Revenue Put	5.000%	9/1/52	15,000	15,889
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/36	2,195	2,038
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/40	2,500	2,244
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	1,000	857
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	5,250
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	672
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,037
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	378
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	293
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	476
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,720
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,348
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,369
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,020
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	250	253
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	439
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	2,019
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	7,091
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/48	10,000	9,621
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/33	1,000	1,076
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/34	1,260	1,348
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	1,700	1,805
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	2,205	2,328
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	6,000	5,872
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,147
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,536
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/49	2,475	2,340
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	6,000	4,629
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,265
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,400	2,525
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	520
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,212
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	9,017
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	17,105	18,248
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,508
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,050
					194,626
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,196
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,686
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,175
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	615
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,361
[4]	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	14,000	13,958
[4]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	5,000	4,512
					39,963
California (9.4%)
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,233
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	793
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	3,869
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,274
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,366
	Alum Rock Union Elementary School District GO	5.250%	8/1/47	2,500	2,794
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	1,340	1,437
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,094
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,734
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,885	5,215
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	18,610	19,923
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	20,480	20,795
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	26,026
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	28,300	28,685
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,243
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	6,000	6,222
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	2,000	2,066
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,000	4,316
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	4,650
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	10,774
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	22,557
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	11,559
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,500	2,042
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	13,619
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,848
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	922
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,037
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	980	1,006
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,490
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,745
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	6,156
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,461
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,442
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,725
	California GO	3.000%	12/1/43	1,500	1,320
	California GO	3.000%	12/1/46	3,000	2,565
	California GO	5.250%	9/1/47	4,450	5,203
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,307
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	2,772
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,555	1,546
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	15,000	15,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	5,424
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,300	2,220
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,527
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	4,500	4,180
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,495	7,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	8,290	8,257
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	9,333	9,459
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	3,795	3,792
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,919	4,918
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	15,570	15,086
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	9,156	8,485
[7]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	1,500	1,480
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	3,750	3,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	12/1/50	1,000	965
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	420	422
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,407
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	1,650	1,656
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,073
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,095	5,261
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,196
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,776
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,867
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	7,227
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,523
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/51	1,000	1,012
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,936
	California Municipal Finance Authority Port, Airport & Marina Revenue	5.000%	12/31/33	4,000	4,277
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,141
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	2,015
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	3,884
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	6,790	6,431
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,160	1,123
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,385
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,260	1,994
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,070
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,822
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	6.400%	2/1/24	2,010	2,078
[4]	California School Financing Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,679
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/32	5,000	5,564
[4]	California Statewide Communities Development Authority	5.250%	12/1/48	5,000	5,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	15,650	15,904
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	2,457
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	495	497
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	2,163
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	8,667
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	23,000	23,306
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,721
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	7,894
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,434
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	4,949
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,450	1,310
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,507
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,977
[4]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	5,143
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,990	4,024
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,142
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	594
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	3,250	2,497
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,848
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,688
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,920
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	5,000	3,856
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,955	7,850
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,770	7,575
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,950	3,824
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,000	4,031
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	7,501
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	18,414
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,641
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,772
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,255	2,232
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	5,000	5,536
[2]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,463
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,546
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	523
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	9,046
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,515	3,423
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,000	2,921
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	6,596
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	9,000	9,567
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,518
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,045
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	4,565	4,857
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	16,067
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/52	7,860	8,270
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/49	995	1,020
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,341
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	1,080
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.250%	6/1/47	2,000	2,181
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,590
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,651
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,137
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,270	1,452
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	718
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,911
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,665	4,060
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,838
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	854
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,191
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,569
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	1,450	1,442
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,634
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	989
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,156
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	8,272
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/42	2,870	2,830
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,680
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,762
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	23,000	25,703
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	6,033
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,941
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	7,133
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	2,665	2,580
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,264
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	5.000%	5/15/34	1,840	2,088
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	4.000%	5/15/46	9,860	9,599
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	4.000%	11/15/31	140	152
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	5.000%	11/15/31	105	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,035	2,313
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,200	4,677
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	19,985
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	6,000	6,774
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	8,300	8,698
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	6,602
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	1,000	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	1,500	1,491
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/47	1,500	1,491
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	1,859
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,195
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	1,982
[5]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,879
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/26	2,000	2,119
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,210
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,611
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,605
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,599
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,670
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,348
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,640
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,526
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,000	1,069
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,131
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,124
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	655
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	532
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	502
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	500
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	562
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	678
[8]	Palomar Health GO	0.000%	8/1/33	8,805	6,171
	Palomar Health GO	4.000%	8/1/35	4,000	4,084
[8]	Palomar Health GO	7.000%	8/1/38	10,740	12,644
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,706
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,873
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,528
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,627
[5]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,510
	Port of Oakland Port, Airport & Marina Revenue	5.000%	5/1/29	2,300	2,571
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	2,250	2,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,334
[9]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,228
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	5,506
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,613
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	3,480	3,382
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,115
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	6,316
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,169
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,524
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,360
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,195
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,152
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,403
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,770
[2]	San Bernardino City Unified School District GO	3.000%	8/1/44	5,000	4,078
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,511
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,069
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	5,038
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	531
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,087
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,056
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	9,500	9,125
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,605
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,760	8,609
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	16,275	15,495
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,247
[5]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	26,310	24,875
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,234
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	4,000	4,499
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	745	734
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,576
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	8,455
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,808
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,619
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,866
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,947
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,690
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,378
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	29,500	30,981
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,144
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	14,320	15,091
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	27,525	28,656
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	19,718
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	1,500	1,440
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	4,208
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,526
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,011
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,347
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	1,000	983
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,562
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,012
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,315
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	13,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	2,000	1,952
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,063
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,819
[2]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,936
[2]	Sanger Unified School District COP	5.000%	6/1/49	6,000	6,251
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,621
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,052
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,279
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,060	1,053
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	6,232
	Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue	0.000%	6/1/46	3,500	591
	Union Elementary School District GO	5.250%	9/1/52	5,000	5,564
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,821
	University of California College & University Revenue	5.000%	5/15/43	3,955	4,310
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,621
	University of California College & University Revenue	3.000%	5/15/51	5,155	4,091
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,682
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	15,185	16,268
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	5,000	5,723
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,406
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,805
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,340
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,800	2,824
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,534
					1,381,993
Colorado (2.6%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	2,195	2,307
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	4,940	5,193
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,332
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	13,801
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	510
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	881
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	1,995
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	480
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	592
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,142
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,068
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	2,022
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	17,276
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,052
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	475
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	538
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,032
	Colorado COP	6.000%	12/15/40	5,000	6,164
	Colorado COP	6.000%	12/15/41	3,570	4,377
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,495
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,623
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/28	2,300	2,396
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/30	1,615	1,679
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,536
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,727
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,355
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,272
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,250	5,315
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,498
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	506
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,741
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	479
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,250
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	487
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	501
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	17,695	18,421
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	5,760	6,245
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	2,955	2,318
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,346
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,329
[10]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	912
[10]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,500	2,676
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	2,000	2,304
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	758
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,393
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	830
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/39	4,000	4,741
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,554
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,163
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,692
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	10,111
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/53	3,000	3,179
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	33,593
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,242
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,710
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	29,000	30,084
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	7,315
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	5,000	5,590
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	3,000	3,133
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,245	1,180
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	2,000	1,793
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	17,844
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,020
[7]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.231%	9/1/39	700	697
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,626
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,884
	Four Corners Business Improvement District GO	6.000%	12/1/52	2,000	1,868
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,475
	Hogback Metropolitan District GO	5.000%	12/1/41	725	673
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,367
[4]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,740
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	6,085
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,431
[2]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,627	4,540
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,243
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,367
[4]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	430
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	467
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	2,544
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,790	1,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	408
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	494
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	684
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	7,444
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,622
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	494
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	4,009
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	393
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,353	4,748
	Southglenn Metropolitan District GO	3.500%	12/1/26	5,000	4,844
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,614
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,473
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	310
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,320
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	747	727
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,567
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,960	5,084
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,857	1,583
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	2,205
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	704
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,328
[3]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	676
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,662
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	6,481
					388,114
Connecticut (0.6%)
	Connecticut GO	3.000%	1/15/34	1,000	994
	Connecticut GO	3.000%	1/15/36	1,050	994
	Connecticut GO	3.000%	1/15/37	1,045	974
	Connecticut GO	3.000%	1/15/38	2,070	1,903
	Connecticut GO	3.000%	1/15/39	2,400	2,165
	Connecticut GO	4.000%	6/1/39	600	612
	Connecticut GO	3.000%	1/15/40	4,815	4,256
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,980	3,014
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	9,637
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,492
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,741
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,811
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,949
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,831
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,702
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,410
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,835
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,625	3,595
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,180
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,760	1,642
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,594
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,601
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,744
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,928
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	4,033
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,348
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,396
	Hamden CT Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,340	1,320
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	1,764
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,000
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/41	575	489
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue	4.000%	4/1/51	1,655	1,306
					85,255
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	54
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	295	359
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	295	356
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	199
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	196
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	194
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,706
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	191
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	169
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	185
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	201
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	195
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	398
[4]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	2,996
					11,786
District of Columbia (1.5%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	640	657
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,422
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	825
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	2,920
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,291
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,716
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,413
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,149
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	3,040
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	1,012
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,501
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,562
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,847
	District of Columbia GO	5.000%	6/1/37	3,105	3,436
	District of Columbia Health, Hospital, Nursing Home Revenue	4.125%	7/1/27	850	816
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,403
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,625
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,047
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,269
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,635
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	3,947
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	960
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	828
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,880	1,692
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,079
[3,4]	District of Columbia Tax Allocation Revenue, 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,645
[3,4]	District of Columbia Tax Allocation Revenue, 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,088
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	985
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,413
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,692
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,617
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,368
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,967
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	24,131
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	19,430	18,901
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	33,018
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	2,525	2,761
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,945	2,127
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,143
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,783
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	3,050
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,213
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,335
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,224
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	5,000	4,953
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,099
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	5,000	4,502
					213,945
Florida (6.0%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	501
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,341
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,969
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc. Obligated Group) Class A	4.000%	4/1/52	7,170	6,813
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,237
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,389
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,579
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,192
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,786
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	3,043
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,815
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,057
	Broward County FL Airport System Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,092
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	14,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	5.875%	7/1/40	3,400	3,177
[4]	Cape Coral Health Facilities Authority Health, Hospital, Nursing Home Revenue (Gulf Care Project)	6.000%	7/1/50	7,480	6,835
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,309
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,205	2,086
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,366
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,318
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	627
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	595
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,719
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,439
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,179
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	975	746
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	997
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,098
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	514
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	22,402
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,131
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,195
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,956
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,206
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	8,719
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	6,346
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,514
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,533
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	4,237
[4,11]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	457
[4,11]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	138
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	2,847
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	11,921
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	12,281
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,231
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,030
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,062
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	1,056
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,170
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	317
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	551
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	1,000	891
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	635
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	526
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	729
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,200	5,941
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	836
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	3,130
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	578
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	684
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,016
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	800
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	1,025	929
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	5,299
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,658
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	10,500	9,472
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,399
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	10,009
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	10,650	10,757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,457
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,204
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,694
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,246
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,022
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	15,500	16,143
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	5,318
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,578
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,061
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	4,086
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	6,308
[2]	Hernando County School District COP	5.000%	7/1/29	6,645	7,182
[2]	Hernando County School District COP	5.000%	7/1/30	6,975	7,524
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,482
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,066
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,337
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	15,142
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	6,550	6,097
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	10,185	9,337
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	12,742
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	3,039
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,017
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,045
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,571
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	1,849
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	265	271
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,220
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	768
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	758
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	6,376
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,256
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,548
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,411
	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/45	5,150	5,364
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	9,251
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,584
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,084
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,119
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,688
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	3,766
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	11,460	11,907
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,188
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,902
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	2,758
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/31	5,000	3,788
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	3,000	3,118
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	947
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,000	1,934
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,855	1,933
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,869
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	4,310	4,463
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	3,750	3,630
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,762
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,558
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,485
[7]	Miami-Dade County IDA Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.375%	2.035%	11/1/33	10,000	9,719
[10]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	18,252
	Miami-Dade FL Transit System County Sales Tax Revenue	4.000%	7/1/47	5,400	5,282
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,375
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	5,066
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,524
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	4,976
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,829
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,467
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,482
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,196
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	16,481
[10]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,450
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	10,030	10,136
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,025
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,875
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	801
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,147
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,118
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	367
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,322
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,312
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	4,412
[4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	11.500%	7/1/27	6,000	5,866
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	500	412
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	7,655
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,521
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,036
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,467
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,381
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,336
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,334
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	2,880	2,940
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	996
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	6,000	6,106
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,219
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,157
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,125
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,102
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	1,995
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,293
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,382
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	982
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,068
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	15,822
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,315	7,908
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	830	648
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	721
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	3.750%	11/15/25	5,300	5,009
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	7,020	5,985
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	9,280	8,071
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,691
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	20,000	19,266
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	25,617
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/55	2,300	2,330
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,561
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,656
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	6,085
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	7,438
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	413
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,036
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	17,573
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	7,100	7,415
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	5,600	5,893
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,807
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,236
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	4,000	4,026
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,584
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	3,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	6,759
					891,662
Georgia (2.4%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/35	7,510	7,598
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,688
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,229
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,581
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,087
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	889
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,926
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,101
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,061
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	223
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	496
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	546
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	273
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,375	5,815
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,450
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	5,031
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	416
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	413
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	409
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,567
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,428
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	17,637
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,446
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,147
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,354
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	7,248
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,042
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,300	6,154
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,253
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,474
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	7,421
[4]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	4,725
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,374
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/48	1,490	1,589
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	3,025
[2]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/64	2,600	2,722
	Georgia Municipal Electric Authority Nuclear Revenue	5.250%	7/1/64	5,300	5,581
	Georgia Municipal Electric Authority Nuclear Revenue	5.500%	7/1/64	6,710	7,039
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	557
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	6,369
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	238
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	33,449
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,250	5,305
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	14,715	15,008
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	10,165	10,368
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,272
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	5.000%	1/1/59	5,975	6,146
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	5.000%	1/1/62	4,025	4,165
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,359
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	4,000	3,958
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	18,805	21,455
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,994
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	842
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,317
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	9,661
[1]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	503
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	950	956
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	8,215	8,264
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	6,875	7,007
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	16,395	16,427
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	12,530	13,243
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	7,405	7,417
[10]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/53	10,775	11,436
	Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/56	4,535	4,660
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	2,096
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	11,140	10,505
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,498
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	3,028
					353,927
Guam (0.4%)
[10]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	403
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.250%	10/1/34	3,320	3,394
[10]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	272
[10]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	698
[10]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	533
[10]	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,266
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	6.375%	10/1/43	1,440	1,473
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,718
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,235
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	5,500	5,567
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	4,750	4,881
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,000	2,173
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	2,739
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,748
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	815	877
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	140
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,432
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,000	1,101
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,135	1,262
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,028
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,060	1,954
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,123
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,128
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,372
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,249
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,402
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,262
					54,236
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,686
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,452
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,387
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,705
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	4.000%	3/1/37	8,275	8,024
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	3,265	2,804
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	531
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,368
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,121
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,678
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	932
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	764
					39,452
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/38	1,335	1,325
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/40	1,445	1,422
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/46	2,150	2,050
	Boise City ID Airport Port, Airport & Marina Revenue	4.000%	9/1/51	3,100	2,941
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,250	1,283
[4]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	10,000	7,535
					16,556
Illinois (6.5%)
	Chicago Board of Education GO	0.000%	12/1/25	7,700	6,987
[9]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,142
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,169
[9]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,762
[9,12]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,688
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,627
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,477
[9]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,553
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,185	834
[9,12]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,789
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	672
	Chicago Board of Education GO	5.000%	12/1/31	600	631
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,574
	Chicago Board of Education GO	5.125%	12/1/32	1,225	1,232
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,071
	Chicago Board of Education GO	5.000%	12/1/33	3,930	4,111
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,330
	Chicago Board of Education GO	5.000%	12/1/36	8,905	9,083
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,065
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,505
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,791
	Chicago Board of Education GO	5.000%	12/1/38	2,500	2,568
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,447
	Chicago Board of Education GO	7.000%	12/1/44	36,350	38,751
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,370
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,492
	Chicago Board of Education GO	4.000%	12/1/47	9,000	7,894
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	250	266
	Chicago IL GO	0.000%	1/1/31	4,915	3,620
	Chicago IL GO	4.000%	1/1/38	12,994	12,193
	Chicago IL GO	5.000%	1/1/39	2,100	2,134
	Chicago IL GO	5.500%	1/1/39	2,580	2,813
	Chicago IL GO	4.000%	1/1/40	4,041	3,703
	Chicago IL GO	5.500%	1/1/40	1,000	1,086
	Chicago IL GO	5.500%	1/1/41	1,000	1,065
	Chicago IL GO	5.500%	1/1/43	1,300	1,377
	Chicago IL GO	4.000%	1/1/44	5,644	4,987
	Chicago IL GO	4.000%	1/1/49	8,252	7,122
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,554
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,559
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,075
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/33	440	445
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,014
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	10,000	10,096
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,097
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	1,849
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,322
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	7,200	7,311
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	11,778
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	606
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,174
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,603
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,282
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,600
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,600	5,782
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	369
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,547
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,433
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,661
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,070
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,845
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,033
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	12,469
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,338
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	5,052
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,012
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,259
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/53	5,000	5,423
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,896
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	6,495	6,616
[5]	Chicago Park District GO	5.000%	1/1/37	1,240	1,365
[5]	Chicago Park District GO	5.000%	1/1/40	1,880	2,045
	Chicago Park District GO	5.000%	1/1/40	2,590	2,616
[5]	Chicago Park District GO	4.000%	1/1/41	4,000	4,007
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	5,024
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	7,500	7,013
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,482
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,746
	Cook County IL GO	5.000%	11/15/31	715	827
	Cook County IL GO	5.000%	11/15/32	470	542
	Cook County IL GO	5.000%	11/15/33	460	528
	Cook County IL GO	5.000%	11/15/34	1,150	1,211
	Cook County IL GO	5.000%	11/15/35	1,025	1,078
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	919
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,804
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	536
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,652
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,433
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,629
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,283
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,765
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,436
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,313
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,238
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,781
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,042
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,335
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	795	787
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	640	627
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,163
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	5,000	5,409
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,667
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,926
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,479
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,997
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	7,516
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,946
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,287
[11]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	2,250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,465
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,114
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,900	9,071
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,538
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	6,329
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	3,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,209
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	6,750	6,474
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,750	1,757
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	5,000	5,146
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	33,300	33,696
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	5,293
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	1,922
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,082
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,167
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/48	2,850	2,238
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	3,626
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	10,910	9,235
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,225
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	1,335	1,345
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,080
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,912
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	3,028
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,064
	Illinois GO	5.000%	2/1/26	3,750	3,961
	Illinois GO	5.500%	7/1/26	5,845	5,909
	Illinois GO	5.000%	12/1/26	1,610	1,719
	Illinois GO	5.000%	11/1/27	1,120	1,207
	Illinois GO	5.000%	2/1/28	10,000	10,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	3/1/28	4,000	4,138
	Illinois GO	5.000%	11/1/28	1,000	1,073
	Illinois GO	5.000%	11/1/28	2,600	2,751
	Illinois GO	5.000%	5/1/29	6,125	6,244
	Illinois GO	5.000%	10/1/29	3,000	3,241
	Illinois GO	5.000%	11/1/29	14,300	15,272
	Illinois GO	5.000%	10/1/30	2,500	2,689
[2]	Illinois GO	5.250%	2/1/33	6,200	6,313
	Illinois GO	4.000%	6/1/33	1,575	1,588
	Illinois GO	4.000%	12/1/33	9,000	9,086
[2]	Illinois GO	5.250%	2/1/34	3,125	3,180
	Illinois GO	5.000%	3/1/34	1,000	1,086
	Illinois GO	4.000%	6/1/34	1,780	1,789
	Illinois GO	5.000%	4/1/35	1,100	1,102
	Illinois GO	4.125%	10/1/36	4,500	4,509
	Illinois GO	4.000%	10/1/38	4,000	3,885
	Illinois GO	4.000%	3/1/39	1,050	1,013
	Illinois GO	4.000%	10/1/39	2,475	2,377
	Illinois GO	3.000%	12/1/40	2,500	2,032
	Illinois GO	4.000%	10/1/41	2,000	1,878
	Illinois GO	5.500%	3/1/42	3,000	3,264
	Illinois GO	5.750%	5/1/45	4,325	4,644
	Illinois GO	4.250%	10/1/45	4,250	4,007
[5]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,336
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	9,967
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	9,188
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,476
[2]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,329
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,838
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,171
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,332
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,399
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	6,982
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,530
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	3,902
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	341
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	348
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,072
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	978
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,446
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	855
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	760
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,401
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,315
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,015
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	201
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,180
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	814
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,156
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	3,784
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	14,709
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	28,004
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	8,811
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	7,575	7,608
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.500%	6/15/53	3,615	3,679
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	1,255	1,261
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	32,885	33,378
[5]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	5,601
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,139
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,113
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	24,712
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,005
[10]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,087
[10]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,564
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,214
	Will County IL GO	4.000%	11/15/47	4,000	4,024
					958,620
Indiana (0.7%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,030
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,696
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,329
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,734
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	23,915	24,436
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	10,005	10,204
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	6,000	6,012
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/23	5,000	5,010
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,588
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	11,800	9,073
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,279
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,303
	Indiana Municipal Power Agency Electric, Power & Light Revenue	5.500%	1/1/53	5,000	5,682
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	5,000	5,082
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,573
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	3,150	3,200
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,234
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,639
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,549
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,617
					105,314
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	3,746
[4]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	1/1/52	5,000	4,788
[1]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,147
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	6,240
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,582
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	2,992
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	4,898
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,917
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	1,610	1,779
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	3,300	3,645
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	2,000	2,209
					40,943
Kansas (0.4%)
[4,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,318
[4,9]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	3,686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,646
[5]	Ford County Unified School District No. 443 Dodge City GO	4.000%	3/1/28	1,040	1,102
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,524
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	2,015
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,100	5,261
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	879
[4]	Overland Park KS Sales Tax Revenue	6.000%	11/15/34	1,420	1,478
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	14,253
	Wichita KS GO	5.000%	12/1/39	1,305	1,357
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	7,017
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	6,515
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,203
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,955	1,798
					60,052
Kentucky (1.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,059
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	12,955	13,216
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,315
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	5,000	4,914
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	4,000	3,851
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,000	6,740
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	17,000	16,249
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,779
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,206
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	9,955
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,026
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,870
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,982
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,274
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,578
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,020	18,018
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	15,515	15,558
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,519
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	11,246
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	6,175	6,192
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.400% coupon rate effective 7/1/23	0.000%	7/1/33	3,065	3,512
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.600% coupon rate effective 7/1/23	0.000%	7/1/39	3,000	3,412
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	12,025	12,170
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	972
					172,199
Louisiana (0.9%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,726
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,227
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,330
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,011
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,475
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,334
[10]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	385	440
[10]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	284
[10]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/39	275	310
[10]	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	4,055	4,440
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,987
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,460
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	10,000	10,267
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	101
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,752
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	8,700
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,179
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	3,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	112
[2]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,710
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	23,825	23,978
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	803
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	803
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	920
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	636
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	534
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	800
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,809
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	531
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,080
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,319
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,125
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,487
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	2,744
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	3,667
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,626
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,025
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	775	753
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	615	587
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	500	506
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,045	1,045
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	1,015
					137,792
Maine (0.4%)
[4]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	10,000	7,002
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	805
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	564
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	766
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,107
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,915
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,544
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,511
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,344
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,345
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	7,342
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,102
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,250	5,007
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	5,087
	University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,651
	University of Maine College & University Revenue	5.500%	3/1/62	7,635	8,681
					64,733
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,036
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,160
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,264
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	538
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	169
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,399
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	614
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,942
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	5,062
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,690	1,669
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,605
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,591
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,082
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,149
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	947
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	941
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,762
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,820	3,863
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,305	3,254
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	3,000	3,188
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,125
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,110
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,100
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,346
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,290
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,777
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,476
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,560
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,591
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	205
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	181
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	151
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	181
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	197
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	335
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	386
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	334
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,028
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	904
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,373
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,729
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,832
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,145
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,462
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,472
	Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	12/31/39	4,125	4,298
	Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	6/30/42	3,120	3,197
	Maryland Economic Development Corp. Transit Revenue (Green Bond), AMT	5.250%	6/30/52	1,000	1,027
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,426
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	908
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,115
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,127
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	568
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,232
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,261
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	232
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	910
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,434
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,860
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,301
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,412
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,167
[4,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.200%	7/1/41	15,745	15,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,834
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,847
[13]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,551
	Prince George's County MD COP	5.000%	10/1/48	15,000	15,989
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,451
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,283
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,378
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,579
	Westminster MD Health, Hospital, Nursing Home Revenue	6.125%	7/1/39	750	759
	Westminster MD Health, Hospital, Nursing Home Revenue	6.250%	7/1/44	2,000	2,025
					197,296
Massachusetts (2.1%)
	Ashland KY GO	3.000%	8/1/47	4,000	3,432
	Ashland KY GO	3.000%	8/1/52	3,500	2,891
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	2,860
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,520
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	9,276
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,485
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	11,141
	Lowell MA GO	2.000%	9/1/40	1,460	1,063
	Lowell MA GO	2.000%	9/1/41	1,440	1,019
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	8,292
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,133
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,514
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	15,046
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	2,000	2,326
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	5,000	5,785
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,085
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,640
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,128
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	16,170	16,424
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	2,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	881
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,552
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	856
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,234
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	937
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	981
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,135
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,918
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,195
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,623
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	494
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,297
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	1,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	980	979
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	472
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	972
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,293
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	3,000	2,958
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	13,360	12,726
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,031
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,021
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	1,500	1,512
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,690
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	7,904
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	5,676
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,565	4,493
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,797
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,718
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,043
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	552
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,163
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	878
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,728
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,724
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,362
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,537
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,582
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	229
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,435
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	10,825	10,305
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	862
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,965
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/28	840	924
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	650	723
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/30	625	705
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	679
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	810
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	5,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	668
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	838
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	6,275	6,720
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,857
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,828
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,048
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,066
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,117
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,386
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,104
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	3,020
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,467
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,213
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,304
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	16,254
	Quincy MA GO	5.000%	7/1/51	3,500	3,896
					305,511
Michigan (2.0%)
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	10,075
[5]	Genesee County MI GO	5.250%	2/1/40	12,330	12,953
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,239
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,260
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,426
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,882
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,457
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,086
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,895
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,136
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,067
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,862
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,643
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,381
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	4,779
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,834
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	21
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	32
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	32
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,276
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	942
[2,14]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,338
[2]	Livonia Public Schools GO	5.000%	5/1/45	4,600	4,927
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	947
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,164
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,086
[14]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,298
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	630
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,125
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,162
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,735
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,708
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	2,792
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,445
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	4,879
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,197
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,290
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,172
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,609
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,145	2,484
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,379
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	2,545	2,919
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,949
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	8,630	8,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,845
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,130
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	119
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,650	2,748
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,100
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	3,787
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	11,005	11,760
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,049
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	1,986
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	19,656
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,613
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	5,770	6,434
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,000	1,009
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,570	2,732
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	2,750	2,787
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	10,022
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,847
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	4,948
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,230
	Novi Community School District GO	5.000%	5/1/35	1,840	2,105
	Novi Community School District GO	5.000%	5/1/38	1,905	2,132
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,235
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	9,427
[14]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,335
[14]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,102
[14]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,102
[14]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,096
[14]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,095
[14]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,952
[14]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,124
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,085	1,001
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,474
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,546
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,063
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,142
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,947
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,650

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,328
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,207
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,101
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,726
				291,162
Minnesota (0.7%)
Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,103
Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	2,785
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	549
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	683
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	599
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	491
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/36	450	434
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	403
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	422
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	278
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,075
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,956
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	12,151
Independence MN Charter School Aid Revenue	4.000%	7/1/51	1,400	1,080
Independence MN Charter School Aid Revenue	4.000%	7/1/56	1,080	811
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,070
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,068
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	907
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	532
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	530
Minneapolis MN GO	3.000%	12/1/33	4,260	4,284
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	444
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	5,630	6,118
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	214
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	1,525	1,725
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	240
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	266
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,528
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	243
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	263
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	314
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	779
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,495
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,208
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	870
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	638
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,911
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	9,026
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,970	1,989
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	995	996
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	897
[1]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,850	12,078
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,501
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	955
	Rochester MN Health, Hospital, Nursing Home Revenue	6.875%	12/1/48	9,200	9,250
	Scott County MN GO	3.000%	12/1/32	1,775	1,802
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,207
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	411
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	325
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	690
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,153
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,503
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	197
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	194
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	240
					110,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,274
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,504
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,044
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,173
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,055
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,053
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	3,500	3,546
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	12,200	12,296
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,191
					31,136
Missouri (1.5%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	3,033
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	116
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,790
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,839
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,175
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,407
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,062
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	1,140	1,097
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,602
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	962
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,996
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,127
[2]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	6,110
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/31	1,330	1,462
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/32	1,475	1,619
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/34	2,155	2,190
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/35	1,485	1,496
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/36	3,000	2,997
	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/37	4,155	4,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/46	8,000	8,319
	Kansas City IDA Lease (Appropriation) Revenue	5.000%	3/1/54	15,000	15,492
[2]	Kansas City IDA Lease (Appropriation) Revenue	4.000%	3/1/57	7,000	6,567
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,660	5,078
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,425
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,620	1,547
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,274
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,436
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,037
	Missouri Health & Educational Facilities Authority College & University Revenue (St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	8,561
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,906
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,373
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,068
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,784
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,512
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	30,000	29,079
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	12,283
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	1,000	1,001
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	9,015	9,354
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/33	17,460	18,189
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/43	1,030	1,139
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,968
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	4,060
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,715
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	8,262
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,346
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	1,006
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,320	1,155
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,859
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,562
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,074
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,063
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,057
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,054
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	1,001
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,177
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	934
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,092
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,000	866
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,215	1,018
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	809
[4,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,215	948
					228,330
Montana (0.0%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	674
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,503
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	993
					3,170
Multiple States (0.1%)
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	4,580	4,294
[4,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,700	4,295
					8,589
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,422
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	513
[1]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,341
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	13,810	14,592
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,147
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	989
[7]	Douglas County NE College & University Revenue, SIFMA Municipal Swap Index Yield + 0.530%	2.190%	7/1/35	3,965	3,915
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,868
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	7,663
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,886
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,187
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,823
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	10,187
					90,639
Nevada (0.2%)
[5]	Clark County School District GO	3.000%	6/15/41	3,470	2,908
	Henderson Local Improvement Districts Special Assesment Revenue	4.000%	9/1/51	500	401
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,158
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	1,903
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	450	402
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,295	1,959
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	1,000	966
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	650	478
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,425	939
	Las Vegas Valley Water District GO	4.000%	6/1/51	4,580	4,524
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	570	552
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	755	727
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	760	725
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,600	1,603
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,200	1,120
[4]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,800	1,828
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	21,500	2,730
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,277
					29,200
New Hampshire (0.4%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,916
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,729
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,497
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,339
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,261
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,362
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	951
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,900
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	7,658	7,736
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,897
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,802
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	3,837
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	2,390	2,451
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	14,077
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	508
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,217
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,233
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	933
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	855
					59,438
New Jersey (4.8%)
	Atlantic City NJ GO	5.000%	12/1/24	620	621
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,137
	Atlantic City NJ GO	5.000%	12/1/26	365	365
	Atlantic City NJ GO	5.000%	12/1/29	125	125
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	2,000	2,115
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,009
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	10,500	10,253
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue, ETM	5.000%	12/1/24	5,360	5,462
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,485
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	5,600
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,147
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	4,290	4,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	277
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	5,185	5,556
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	1,770	1,774
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	414
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	2,365	2,422
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	648
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	1,000	1,050
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,518
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,147
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,328
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/49	1,650	1,571
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,372
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,370
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,097
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	2,038
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,724
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,837
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,818
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,981
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	4,665	4,827
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/43	3,180	3,681
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/43	5,385	5,623
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,175
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,916
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,351
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	981
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,094
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,297
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,428
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,307
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,519
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,099
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	18,509
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	3,631
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	3,859
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,164
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,159
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,196
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,776
	New Jersey GO	2.000%	6/1/33	6,175	5,480
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/38	6,635	6,697
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	8,262
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	13,599
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,000	4,873
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,795
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,138
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,405	1,380
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,546
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	1,560	1,533
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,802
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	1,720	1,666
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,400
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	2,970	2,911
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,257
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,965
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	3,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	5,975	5,984
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,000	4,267
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	1,500	1,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,044
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	11,367
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	6,840
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,081
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,916
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	7,165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,033
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	4,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	1,630	1,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,164
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	935
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,955
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	3,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	2,500	2,850
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	1,000	1,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	3,000	2,939
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,120	21,980
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,432
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,826
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	544
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,014
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,509
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,993
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,265	8,623
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,500
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,909
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,781
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	794
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,515
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	9,000	4,271
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	5,000	5,506
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	16,193
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	2,190	2,211
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	14,680	14,555
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	20,020	19,734
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	11,196
[2]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,151
[2]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,633
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project), ETM	5.000%	12/1/23	8,420	8,538
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,220
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,317
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,425
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,850	2,923
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	12,109
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	1,500	1,526
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	30,110	27,610
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,660	11,001
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	35,230	35,572
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,713
[4]	Union County Improvement Authority Resource Recovery Revenue	6.750%	12/1/41	9,025	7,710
					701,837
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	5,000	4,869
[1,16]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	49,452
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/44	500	435
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/49	2,495	2,112
					56,868
New York (11.3%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,132
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,928
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,120	12,075
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	618
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	881
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,701
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,748
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.750%	6/1/52	1,625	1,673
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.750%	6/1/62	2,250	2,302
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,182
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,565
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,386
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	6,911
[4]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	8,740
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,382
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	1,006
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	696
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,520
[2]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	5,050	4,954
	Huntington Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	220	213
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	2,512
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	5,000	5,429
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,583
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,503
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	7,369
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,308
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,077
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,076
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,080
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,089
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,122
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,118
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,925
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,455
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,731
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	409
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	10,599
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,160
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,040
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,026
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,171
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,122
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,066
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	5,130	4,758
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,030	5,572
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	3,500	3,632
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,671
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	1,260	1,149
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,650	3,640
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	5,250	5,388
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,403
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	20,000	19,603
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,570	3,143
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,091
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	5,581
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	33,501
[2,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	1,245	1,250
[2,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	1,750	1,756
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,014
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,000	2,014
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,300
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,556
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,224
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,681
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,010	2,882
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	11,165	10,386
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,017
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/50	5,000	3,778
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,000
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,543
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,127
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,940
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,093
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	374
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	4,895	4,909
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	6,035
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	306
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	557
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,458
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,165
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,367
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,270	5,483
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,379
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,000	5,011
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	4,000	3,352
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,750	12,672
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,131
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,470
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,771
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	6,075	6,671
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	10,985	12,537
[1,4]	New York City NY Housing Development Corp. Mortgage Revenue TOB VRDO	2.110%	2/2/23	37,995	37,995
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	2,000	2,110
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,082
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	8,370
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,629
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	5,574
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	8,190
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,218
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	16,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,200	3,271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,065
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,929
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,350	3,410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,057
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,542
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	8,408
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,306
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,367
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,844
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	16,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	8,500	8,351
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,357
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,915	6,755
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,280	6,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	5,000	4,866
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,508
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	4,825	5,299
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,606
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	4,965	5,132
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,168
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,649
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,609
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,055	6,666
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,345	2,696
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,500	2,510
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	5,998
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	29,025	28,870
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	5,855	5,354
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	6,953
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	24,900	22,836
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,237
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,740
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,969
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,320	15,614
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	3,810
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	22,355	16,646
[5]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,138
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	13,900	16,008
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,331
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	3,000	2,947
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,275	1,278
	New York NY GO	3.000%	3/1/41	10,000	8,719
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/41	3,685	3,721
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/42	4,050	4,073
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,047
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	14,996
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	200
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	191
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,929
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	2,685
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,575
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,189
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,869
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	755
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,832
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,766
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,403
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,956
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,977
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	8,400	8,255
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,422
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,827
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	8,920	9,505
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	3,050	3,317
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	6,735
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	5,726
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,300	3,343
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,175	4,243
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,356
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,719
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,590
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	10,000	7,940
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	27
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,145	8,000
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,274
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	4,012
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,454
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,788
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,377
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	16,342
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,564
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,463

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,810
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	7,069
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,852
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,767
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,169
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,173
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,772
New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,355	4,323
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,356
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,861
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,274
New York State Thruway Authority Highway Revenue	3.000%	1/1/51	10,250	7,843
New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	7,007
New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	5,068
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	15,669
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	6,113
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	3,000	3,044
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	1,350	1,365
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,283
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	5,000	3,951
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,998
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,373
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,364
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	7,517
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,765	3,812
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,648
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,441
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,859
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,389

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,304
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,801
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,755	1,735
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	800
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,319
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,978
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	5,000	4,031
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,437
New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	3,280	3,102
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	4,440	4,715
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	490	521
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	700	751
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	700	757
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	650	711
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	500	553
New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,061
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	800	872
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,000	1,086
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,973
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	850	919
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,198
New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,118
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	800	855
New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,541
New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,858
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,240
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	750	783
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/38	560	537
New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/39	300	285
New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,510
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	500	464
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	500	461
[2]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	1,025	984
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	7,264
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	5,000	4,464
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	10,845	9,269
	New York Transportation Development Corp. Port, Airport & Marina Revenue	2.250%	8/1/26	3,800	3,587
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	8/1/31	4,330	4,457
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	10,000	11,161
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	5,155	5,775
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	6,305	6,923
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	6,000	6,500
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	4,945	5,287
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	8/1/36	4,000	4,055
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	5,500	5,829
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	7,500	7,901
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	3,000	3,148
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,130
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	1,720	1,676
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/40	2,500	2,595
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,970
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	1,955	1,885
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/41	2,000	2,066
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	2,500	2,305
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/42	2,500	2,575
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	7/1/46	410	410
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	3,330
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	4,130
[5]	Oyster Bay NY GO	4.000%	11/1/26	800	852
[5]	Oyster Bay NY GO	4.000%	11/1/27	1,350	1,459

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	318
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,585
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,830
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	3,063
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	3,270	3,641
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	2,725	3,013
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,506
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,648
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,002
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	4,995
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	986
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,206
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	7,780	8,270
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/47	5,000	5,504
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	15,250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,308
Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,056
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,755	4,708
Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,280
Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	808
Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,869
Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	545
Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	488
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,334
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,624
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	10,507
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,759
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	7,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,951
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,434
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	23,689
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	9,000	7,185
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	4,476
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,734
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	25,343
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,588
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,858
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,336
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,284
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	7,479
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,101
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,394
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	3,966
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	8,439
					1,674,381
North Carolina (0.9%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,500	1,221
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,352
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,092
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	560
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	4,870	4,795
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,550	2,581
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,250	1,263
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,750	1,729
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,486
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,453
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	2,150	2,130
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,635	1,599
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	2,950	2,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,270	4,254
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	10,000	10,015
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,754
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	9,280	8,995
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/45	1,000	943
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/50	1,500	1,390
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	3,485	3,522
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,975
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	6.250%	7/1/23	5,810	5,898
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	2,115	2,209
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	3,160	3,300
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,245
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,306
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	855	811
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,945
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,600
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,103
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,800	4,853
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	4,358
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,691
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	5,255	4,186
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,898
					126,135
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	961
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,209
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,557
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,658
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,701
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,806
					29,805
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	200
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,080
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	194
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	704
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,884
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,555
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,615
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,117
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,179
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,080
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,996
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,937
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,400	11,717
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	23,070	21,205
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	74,615	71,147
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,687
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,926
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,270
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,941
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	7,253
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,756
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,757
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,750
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,155	1,823
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,944
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	4,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,061
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	8,250	8,332
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	16,100	16,296
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	9,490	9,219
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	450
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	433
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	558
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	497
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	477
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	765
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	768
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,153
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,656
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,705
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,534
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,787
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	8,645	8,683
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,385	2,448
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	7,791
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,826
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,921
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,502
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	15,507
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,324
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	11,817
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,602
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	28,302
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,585
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	994
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,395
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/52	1,130	1,032
[4]	Hickory Chase Community Authority Miscellaneous Revenue	5.000%	12/1/40	2,470	2,279
	Kenton City School District GO	4.000%	11/1/58	4,965	4,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,922
	Little Miami Local School District GO	4.000%	11/1/55	6,500	6,398
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,700	6,907
	Marion County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,150	1,069
	Marion County OH Health, Hospital, Nursing Home Revenue	5.125%	12/1/49	1,760	1,575
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	11,393
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,123
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	852
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,133
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	903
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,123
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,476
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,256
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,180	4,873
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,664
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	2,052
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,567
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.250%	6/1/27	3,900	3,961
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,420	25,622
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	12,500	11,801
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,599
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	660	630
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,240
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	683
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	4,022
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/49	1,045	813
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,718
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,562
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	1,000	780
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	9,000	6,539
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,382
					460,518
Oklahoma (0.5%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,985
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,044
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,621
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	5,300	5,450
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,164
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	24,320	22,343
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	15,500	14,855
[11]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	559
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	414
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,928
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	514
					67,927
Oregon (1.1%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	811
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	3,545	3,594
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	6,967
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,022
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,485
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,305
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	2,018
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	1,040	1,193
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	1,150	1,142
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	285	285
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	4,380	4,487
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,495	3,571
[4,11]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,11]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	942
[4]	Oregon State Business Development Commission Revenue	9.000%	4/1/37	7,940	580
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	6,500	5,775
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,559
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,893
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,436
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,785
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,485
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,433
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,055
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,793
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,291
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,541
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	3,005
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/40	6,295	6,204
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,179
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	35,000	33,906
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,676
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,425
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,340
[5]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	7,361
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,380
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	1,802
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/51	3,325	3,055
					165,454
Pennsylvania (9.0%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,396
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	4,345	4,913
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,683
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	5,135
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,412
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	2,848
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,184
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	7,067
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,730
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	10,024
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,544
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	5,150	5,180
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,074
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,478
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,096
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,075	2,049
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,767
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	2,207
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	5,125	5,222
[4]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	7,925	8,054
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,257
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	12,092
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,033
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	5,520	5,443
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	445	449
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	500	480
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	739
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	5,300	3,607
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	199
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	936
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,125
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	861
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	424
[5]	Bristol Township School District GO	4.000%	6/1/48	3,710	3,723
	Bucks County IDA College & University Revenue	5.000%	11/1/42	1,500	1,515
	Bucks County IDA College & University Revenue	5.000%	11/1/52	2,000	1,975
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,501
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	27,260	20,367
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,218
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,884
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	365	369
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	2,026
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,650
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,322
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	13,224
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	9,000	8,438
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	4,813
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	2,000	1,838
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,558
[4]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	180	178
[4]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	700	693
[4]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	993
[5]	Coatesville School District GO	0.000%	10/1/33	775	518
[5]	Coatesville School District GO	0.000%	10/1/37	2,050	1,099
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	9,087
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,674
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,295	13,485
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,808
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	6,472
	Delaware Valley Regional Finance Authority Lease Revenue	2.000%	10/1/29	1,200	1,128
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,021
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	2,160
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	1,675
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	3,819
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,474
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,200	1,211
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,680
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,283
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,124
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	175	165
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	886
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	336
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,200	1,027
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,334
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,557
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	812
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	15,082
[5]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	977
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	4,841
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	23,350	24,306
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	7,000	7,297
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,439
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	3,022
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,426
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,095
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,516
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,996
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,375
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	7,109
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	770	893
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,315	1,491
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,500	1,673
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,993
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,579

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,758
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,823
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,824
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	2,000	2,073
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	30,415	31,322
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,026
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,164
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,542
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,623
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,382
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,406
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,815
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,250	1,251
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	9,356
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	195
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,821
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,892
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	11,455
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,635
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,615
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,394
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	12,907
Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	11,902
Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	784
Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	6,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,755
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	4,500	4,959
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/43	2,500	2,727
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	13,000	14,386
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/53	13,640	14,317
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	23,838
[2]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	15,000	16,473
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	904
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	927
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	10,345
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	9,043
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	358
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	780
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	661
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,440	1,655
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	507
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,807
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,919
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	9,100
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,641
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	10,935	10,398
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,000	4,735
[4]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	9.000%	4/13/28	2,000	2,282
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,415
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	33,842
[7]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	2.060%	6/1/41	15,500	15,100
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	470
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	5,605	4,749
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	3,090	2,691
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,500	1,517
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	14,140	14,402
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,321
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,975	5,811
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	13,379
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	20,000	21,494
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	10,786
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,388
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	12,596
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,474
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,568
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,681
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,526
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,510
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,777
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	13,045	13,416
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	11,697
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	17,123
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	17,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,795
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	10,044
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,520
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,965
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	9,500	10,273
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,943
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,444
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,169
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	15,817
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,403
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,673
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,930	4,686
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	12,975	12,289
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	15,203
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,299
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,441
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	3,525	3,332
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,113
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,325
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,216
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,840	1,804
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/39	1,600	1,589
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	815	817
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	3,230	2,969
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,750	1,634
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,500	1,437
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	640	493
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	700	521
	Philadelphia Authority for Industrial Development Charter School Revenue	4.000%	6/1/41	750	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/35	2,000	2,028
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/36	1,625	1,637
[10]	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	9/1/37	1,190	1,324
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,585	1,590
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,263
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	3,000	2,804
	Philadelphia Authority for Industrial Development College & University Revenue	5.250%	11/1/47	3,845	4,166
	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	11/1/60	20,000	21,695
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph University Project)	5.250%	11/1/52	4,180	4,500
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,551
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,810
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,113
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,562
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,596
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,048
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,045
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,526
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,584
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	9,255	9,615
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,052
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,047
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,026
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,675
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	6,052
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	8,134
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,200
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	1,020
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,031
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,714
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,610
	Philadelphia PA GO	5.000%	8/1/32	8,235	8,687
	Philadelphia PA GO	5.000%	8/1/33	6,545	6,894
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,791
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,545
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,555
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	23,565
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,620
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,411
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,518
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,775
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,669
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,706
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,397
	Pittsburgh PA GO	4.000%	9/1/32	500	531
	Pittsburgh PA GO	4.000%	9/1/33	510	539
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,060
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,562
	Washington County Redevelopment Authority Tax Allocation Revenue	4.000%	7/1/23	255	255
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	238
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	35,628
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,391
					1,328,807
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	211	212
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	993	930
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,377	2,431
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,450	8,851
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	17,081	18,160
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	28,044	30,414
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,465	14,169
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	14,008	13,097
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	11,704	10,631
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	291	258
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,490
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,569
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,176
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,243
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,110	1,145
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	450	462
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,000	10,165
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	8,927
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,737
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	8,654	5,442

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	188
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	400
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	45
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	39
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	42
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	37
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	32
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	138
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	5,600	5,271
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	13,513	11,142
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	27,131	20,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	528	320
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	56,456	54,047
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	698	668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	4,024	3,827
				239,946
Rhode Island (0.4%)
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,722
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,048
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,404
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,402
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,358
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,046
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,720
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,014
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,611
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,263
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,283
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,136
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	8,878
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,525
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	8,500	8,242
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	895
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	5,730	5,021
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,671
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,122
					59,949
South Carolina (1.3%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,247
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	7,768
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,514
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	6,110	6,276
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	6,000	6,268
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/51	3,000	2,824
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,674
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	745
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,149
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,256
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/46	5,925	4,588
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue	4.000%	6/1/56	5,095	3,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,165	2,428
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,483
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	7,749
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,734
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/42	585	545
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	2,500	2,432
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/54	2,000	1,756
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	9,999
[4]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	4,750	3,486
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/27	4,000	4,339
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,200
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,232
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,182
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,482
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,921
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,000	4,945
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,855
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	9,200	8,604
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,810
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/55	12,500	12,809
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,197
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	4,059
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,316
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,028
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,231
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	3,934
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	11,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	9,705	9,816
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	5,000	5,365
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,531
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,418
[2]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	2,500	2,500
					195,850
South Dakota (0.2%)
	Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	2,444
	Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,069
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	7,983
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	5,000	5,128
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	7,025	6,900
	South Dakota State Building Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/1/23	4,000	4,034
					28,558
Tennessee (1.6%)
[11]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	2,708
[11]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	2,024
[11]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	2,102
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,214
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,004
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	995
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,123
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	8,121
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	7,694
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	11,080	11,135
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,086
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,747
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	558
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	844
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	569
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,057
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	1,989
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	472
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,736
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,816
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,149
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,000	5,121
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,140
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,442
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	3,937
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,271
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,468
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/36	1,250	1,441
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/37	1,000	1,146
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,901
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	5,113
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,500	3,793
[1]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	26,080	26,719
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	19,925	19,971
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,905
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	17,031
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	4,225	4,229
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	3,610	3,627
[10]	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	16,420	17,172
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	28,780	30,860
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	295	295
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,000	2,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	2,320	2,451
					233,728
Texas (5.6%)
[4]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,689
	Angelina & Neches River Authority Revenue	7.500%	12/1/45	1,450	1,027
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,808
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,578
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,253
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,226
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,068
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,250
[10]	Austin Independent School District GO	5.000%	8/1/48	6,495	7,048
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,288
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	1,910
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,501
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,107
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,230
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,275
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,959
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,306
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	4,150	4,518
[17]	Belton Independent School District GO	4.000%	2/15/40	645	665
[4]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	804
[4]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,944
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,893
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,054
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,160
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,366
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,416
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,558
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,889
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	805
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	13,755	13,696
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	4,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	2,500	2,417
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,065
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,458
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,310
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	6,675
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,755
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	431
[4]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	435
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,044
[4]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,062
[4]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	97
[4]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	184
[4]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	188
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	750	667
[4]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	239
[4]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	717
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,200	8,821
[10,17]	Dallas Independent School District GO	5.000%	2/15/48	9,000	10,052
	Forney Independent School District GO	0.000%	8/15/37	325	179
	Forney Independent School District GO	0.000%	8/15/38	1,400	732
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	2,000	1,981
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	8,910	8,844
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	6,490	6,331
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	21,771
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,146
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	2,012
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,272
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	515
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	515
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,127
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,568
[4]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	1,000	812
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,443
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,392
	Houston TX Airport System Industrial Revenue	5.000%	7/1/29	13,150	13,285
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,003
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,796
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	13,468
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,112
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,505
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,521
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,112
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,488
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,353
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,763
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,985
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,489
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,543
[4]	Justin TX Special Assessment Revenue	4.000%	9/1/51	1,000	796
[4]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,126
[4]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,955
[4]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,068
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	469
[4]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,466
[4]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	854
[4]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	737
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	375
[4]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,735
[4]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	577
[4]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,316
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	5,165
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	5,029
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,349
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,126
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,393
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,896
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/45	7,015	7,542
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/46	5,130	5,509
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	3,250	3,453
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,000	5,336
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/51	6,500	6,931
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	5,050	5,304
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,412
[11]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	190	135
[11]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,000	710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	1,250	887
[11]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	500	355
[11]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	2,750	1,952
[4]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	976
[4]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	650
[4]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,850
[4]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	1,013
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,773
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,141
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,432
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	7,032
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,812
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,534
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,746
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	4,650	3,918
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	5,273
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	3,403
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	11,170
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,130
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,913
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,817
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	10,066
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	1,001
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	6,005
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	456
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,666
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/40	1,000	1,002
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	7,001
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,644
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,570
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	15,500	13,175
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,577
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,204
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,906
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	993
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	7,700	7,735
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	243
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.750%	9/15/41	1,500	1,432
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	521
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	5.000%	9/15/51	4,000	3,795
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	10,305
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,619
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	37,417
[17]	Pearland Independent School District GO	5.250%	2/15/32	10,000	10,817
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	526
[4]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,092
[4]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	1,005
[4]	Pilot Point TX Special Assessment Revenue	6.000%	9/15/52	2,110	2,162
[4]	Plano TX Special Assessment Revenue	4.000%	9/15/51	1,500	1,220
[4]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	843
[4]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	4,737
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,232
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,101
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,090
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,123
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,170
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,226
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,288
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,409
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,490
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	314

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/46	6,570	6,681
SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,044
San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/31	265	255
San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/41	2,200	1,953
San Antonio Education Facilities Corp. College & University Revenue (Hallmark University Project)	5.000%	10/1/51	1,975	1,657
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,555
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	4,974
San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	906
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/47	2,550	2,900
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	12,500	13,521
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,573
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,980	1,922
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	6,000	6,433
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	6,095	5,727
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,541
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,547
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,591
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	329
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	307
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,038
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	797
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,545	3,761
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	14,120	15,006
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	1,505	1,605
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	8,110	8,677
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,000	4,293
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	7,500	7,770
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,637
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,752
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,981
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,845
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,745
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,537
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,278
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,363
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,026
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	5,685	6,090
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,302
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,001
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	2,420	2,551
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	984
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,125
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,436
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,900	1,808
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	13,874
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	958
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	9,540	9,646
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	23,100	23,377
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,677
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	2,300	1,393
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	2,000	1,135
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,905	1,012
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	13,202
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	236
	University of Houston College & University Revenue	5.000%	2/15/56	6,505	7,118
					830,976
Utah (0.9%)
[4]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,828
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	5,000	3,727
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	3,250	2,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,772
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	14,025	13,967
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,426
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,861
[2]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	14,400
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,661
[4]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,481
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	9,000	8,874
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	17,367
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,623
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,692
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,455
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,596
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,671
					125,894
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,141
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,818
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,571
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	1,866
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,177
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	955
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	458
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,375
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	595
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,077
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	589
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	867
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	605
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	490	488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	636
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	495	493
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	2,360	2,279
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	2,410	2,149
					26,139
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,330
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,296
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,794
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,148
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,093
[4]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,924
[4]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,877
					28,462
Virginia (1.4%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	452
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,693
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,167
[3]	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue, 4.875% coupon rate effective 7/15/23	0.000%	7/15/40	7,800	8,053
[4]	Cutalong II Community Development Authority District Special Assessment Revenue	4.500%	3/1/55	6,000	4,882
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,844
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,184
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,023
	Hampton Roads Transportation Accountability Commission Appropriation Revenue	4.000%	7/1/60	5,000	4,870
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,533
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	4,886
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,358
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,963
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	4,640	3,462
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	710
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	17,307
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,660
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,718
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,688
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,023
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,305
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,028
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,711
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	5,362
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	2,250	2,057
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	1,803
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/32	7,340	8,171
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,356
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,936
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,768
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,470
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,476
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	897
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	897
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,789
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,000	10,649
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	935	998
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,751
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,068
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	5,235	5,019
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	4,000	3,817
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,336
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,146
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	3,405	3,081
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,885
	Virginia Small Business Financing Authority Highway Revenue (Transform 66-P3 Project)	5.000%	12/31/56	21,450	21,311
	Virginia Small Business Financing Authority Industrial Revenue PUT	3.500%	11/1/23	20,000	20,006
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,785
					206,973
Washington (1.6%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,272
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,565
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,316
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	9,921
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	8,593
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	5,867
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,659
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	10,586
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	3,896
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,708
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,878
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	11,550
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	11,102
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	5,000	4,644
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,860
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,500
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	9,378
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	9,825
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	4,986
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	5,625
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	4,583
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,187
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	4,092
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,903
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,139
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	27,609	26,018
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	25,000	23,442
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,012
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	2.125%	7/1/27	4,250	3,853
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,125	1,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	6,000	4,922
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	7,300	5,834
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	6,657
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Project)	5.000%	1/1/55	1,000	780
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,845
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	1,024
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,459
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	891
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,183
					235,456
West Virginia (0.3%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,441
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	7,130
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	7,024
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	7,622
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	6/1/23	5,130	5,178
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	5,000	5,048
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,296
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,231
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,811
	West Virginia State School Building Authority Lottery Revenue	3.000%	7/1/33	1,540	1,548
					47,329
Wisconsin (2.3%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,182
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,738
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	530	508
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,956
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	493
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,190
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	707
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	3,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,041
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,436
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	911
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,583
[4]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,770
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	963
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,645
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,867
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,172
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	4,200	3,715
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	968
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	965
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	3,004
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,269
[4]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	820
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	833
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,125
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,233
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,881
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,148
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	2,333
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,103
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,087
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	6,000	4,949
[4]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	12,000	9,181
[4]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,656
	Public Finance Authority Electric, Power & Light Revenue PUT	4.000%	10/1/30	2,250	2,376
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	2.250%	6/1/27	2,185	1,982
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,108
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	585
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,720
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	669
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	327
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	346
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	24,068
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,740	1,726
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	12,474
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,170
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/49	1,400	1,368
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	6,313
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,596
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,607
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,560
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,005
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,986
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	508
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,074
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/56	7,000	4,682
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,703
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/23	1,000	1,000
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,450
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,655
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	2,543
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,241
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,257
[4]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	4,100	3,588
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	3,050	3,073
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,700	26,567
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	6,000	5,016
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	7,500	6,095
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	21,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,787
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,055
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	5,000	4,948
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	20,295
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	844
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	884
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,551
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	1,851
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	15,000	14,363
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	2,985
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,879
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,912
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,161
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,500	2,838
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,873
					342,161
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	55
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	669
					775
Total Tax-Exempt Municipal Bonds (Cost $14,995,445)					14,193,160
Corporate Bonds (0.0%)
[11]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	—
[11]	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	—
[4,11]	RED Rock Biofuels LLC	11.000%	8/1/22	3,805	—
[11]	RED Rock Biofuels LLC	11.000%	8/1/22	405	—
[11]	RED Rock Biofuels LLC	11.000%	8/1/22	585	—
Total Corporate Bonds (Cost $6,887)					—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[18]	Vanguard Municipal Cash Management Fund (Cost $537,425)	1.393%	5,374,122	537,466
Total Investments (99.8%) (Cost $15,539,757)				14,730,626
Other Assets and Liabilities—Net (0.2%)				35,374
Net Assets (100%)				14,766,000
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $1,417,152,000, representing 9.6% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
11	Non-income-producing security—security in default.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Securities with a value of $1,674,000 have been segregated as initial margin for open futures contracts.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2023	(186)	(26,366)	(89)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	—	—	—
Tax-Exempt Municipal Bonds	—	14,193,160	—	14,193,160
Temporary Cash Investments	537,466	—	—	537,466
Total	537,466	14,193,160	—	14,730,626
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	89	—	—	89
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.